Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Rutland Square Trust II
Entity Central Index Key	0001364924
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Strategic Advisers International Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® International Fund
Class Name	Strategic Advisers® International Fund
Trading Symbol	FILFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® International Fund for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® International Fund	$ 10	0.18%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
Net Assets	$ 25,243,504,863
Holdings Count | shares	1,081
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$25,243,504,863
Number of Holdings	1,081
Portfolio Turnover	44%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 16.9 Industrials 11.5 Health Care 6.1 Information Technology 5.8 Consumer Discretionary 5.5 Consumer Staples 4.1 Materials 3.9 Communication Services 2.9 Energy 2.2 Utilities 1.4 Real Estate 0.8 Common Stocks 61.0 International Equity Funds 36.0 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 61.0 International Equity Funds - 36.0 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 United States 44.9 Japan 11.4 United Kingdom 8.8 France 7.0 Germany 5.9 Netherlands 2.4 Italy 2.3 Australia 2.1 Switzerland 2.0 Others 13.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 44.9 Japan - 11.4 United Kingdom - 8.8 France - 7.0 Germany - 5.9 Netherlands - 2.4 Italy - 2.3 Australia - 2.1 Switzerland - 2.0 Others - 13.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity SAI International Low Volatility Index Fund 5.5 Artisan International Value Fund Investor Class 4.3 Fidelity Advisor International Discovery Fund - Class Z 4.1 Fidelity SAI International Value Index Fund 3.1 Fidelity SAI Japan Stock Index Fund 2.5 Fidelity Diversified International Fund 2.4 State Street Institutional U.S. Government Money Market Fund Premier Class 2.1 iShares MSCI Eurozone ETF 1.9 Oakmark International Fund Investor Class 1.7 WCM Focused International Growth Fund Investor Class 1.5 29.1
Strategic Advisers Income Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Income Opportunities Fund
Class Name	Strategic Advisers® Income Opportunities Fund
Trading Symbol	FPIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® Income Opportunities Fund for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Income Opportunities Fund	$ 8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 1,830,261,964
Holdings Count | shares	1,444
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,830,261,964
Number of Holdings	1,444
Portfolio Turnover	33%

Holdings [Text Block]	Fixed-Income Funds 52.9 Corporate Bonds 39.5 Bank Loan Obligations 2.6 Common Stocks 1.1 U.S. Treasury Obligations 1.0 Preferred Securities 0.9 Asset-Backed Securities 0.6 Preferred Stocks 0.1 Municipal Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Fixed-Income Funds - 52.9 Corporate Bonds - 39.5 Bank Loan Obligations - 2.6 Common Stocks - 1.1 U.S. Treasury Obligations - 1.0 Preferred Securities - 0.9 Asset-Backed Securities - 0.6 Preferred Stocks - 0.1 Municipal Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Artisan High Income Fund Investor Shares 14.0 Fidelity Capital & Income Fund 12.1 BlackRock High Yield Portfolio Class K 11.9 Eaton Vance Income Fund of Boston Class A 6.1 Vanguard High-Yield Corporate Fund Admiral Shares 4.5 NYLI MacKay High Yield Corporate Bond Fund Class A 4.3 US Treasury Notes 1.0 TransDigm Inc 0.7 CSC Holdings LLC 0.7 Level 3 Financing Inc 0.6 55.9
Strategic Advisers Fidelity International Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Fidelity® International Fund
Class Name	Strategic Advisers® Fidelity® International Fund
Trading Symbol	FUSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® Fidelity® International Fund for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® International Fund	$ 7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 55,397,445,001
Holdings Count | shares	313
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$55,397,445,001
Number of Holdings	313
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 14.2 Industrials 9.8 Materials 3.7 Consumer Discretionary 3.7 Information Technology 3.5 Health Care 3.2 Communication Services 2.4 Consumer Staples 2.0 Energy 1.4 Utilities 1.0 Real Estate 0.3 International Equity Funds 49.0 Common Stocks 45.2 Preferred Stocks 0.0 Domestic Equity Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 5.8 ASSET ALLOCATION (% of Fund's net assets) International Equity Funds - 49.0 Common Stocks - 45.2 Preferred Stocks - 0.0 Domestic Equity Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.8 United States 60.4 Japan 8.4 United Kingdom 6.2 Germany 6.0 France 4.0 Italy 2.0 Spain 1.9 Australia 1.6 Switzerland 1.6 Others 7.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 60.4 Japan - 8.4 United Kingdom - 6.2 Germany - 6.0 France - 4.0 Italy - 2.0 Spain - 1.9 Australia - 1.6 Switzerland - 1.6 Others - 7.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity SAI International Value Index Fund 14.6 Fidelity Advisor International Discovery Fund - Class Z 7.5 Fidelity Diversified International Fund 7.2 Fidelity SAI International Index Fund 6.4 Fidelity SAI International Low Volatility Index Fund 5.9 State Street Institutional U.S. Government Money Market Fund Premier Class 4.8 Fidelity SAI International Quality Index Fund 1.8 Fidelity Advisor International Growth Fund - Class Z 1.8 Fidelity SAI International Small Cap Index Fund 1.2 Fidelity SAI International Momentum Index Fund 1.0 52.2
Strategic Advisers Emerging Markets Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Emerging Markets Fund
Class Name	Strategic Advisers® Emerging Markets Fund
Trading Symbol	FSAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® Emerging Markets Fund for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Emerging Markets Fund	$ 16	0.29%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.29%
Net Assets	$ 13,671,111,151
Holdings Count | shares	897
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$13,671,111,151
Number of Holdings	897
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 17.8 Financials 15.3 Consumer Discretionary 8.6 Communication Services 8.4 Industrials 5.3 Materials 3.4 Energy 2.2 Consumer Staples 2.2 Health Care 2.1 Real Estate 0.6 Utilities 0.5 Common Stocks 66.2 International Equity Funds 29.8 Preferred Stocks 0.2 Domestic Equity Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 66.2 International Equity Funds - 29.8 Preferred Stocks - 0.2 Domestic Equity Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 33.9 China 21.3 Taiwan 12.3 India 8.1 Korea (South) 7.0 Brazil 3.3 South Africa 2.2 Mexico 2.0 United Arab Emirates 1.3 Others 8.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 33.9 China - 21.3 Taiwan - 12.3 India - 8.1 Korea (South) - 7.0 Brazil - 3.3 South Africa - 2.2 Mexico - 2.0 United Arab Emirates - 1.3 Others - 8.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity SAI Emerging Markets Value Index Fund 13.3 Taiwan Semiconductor Manufacturing Co Ltd 7.4 Fidelity SAI Emerging Markets Low Volatility Index Fund 6.2 Tencent Holdings Ltd 5.1 Goldman Sachs Emerging Markets Equity Fund Institutional Class 3.8 State Street Institutional U.S. Government Money Market Fund Premier Class 3.2 Fidelity SAI Emerging Markets Index Fund 3.0 Samsung Electronics Co Ltd 2.5 Alibaba Group Holding Ltd 1.1 Brandes Emerging Markets Value Fund Class A 1.0 46.6
Strategic Advisers Core Income Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Core Income Fund
Class Name	Strategic Advisers® Core Income Fund
Trading Symbol	FPCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® Core Income Fund for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Core Income Fund	$ 3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Net Assets	$ 44,848,701,624
Holdings Count | shares	10,118
Investment Company Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$44,848,701,624
Number of Holdings	10,118
Portfolio Turnover	215%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 30.5 AAA 5.2 AA 0.8 A 5.3 BBB 8.3 BB 1.2 B 0.3 CCC,CC,C 0.0 D 0.0 Not Rated 4.1 Equities 45.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 30.5 AAA - 5.2 AA - 0.8 A - 5.3 BBB - 8.3 BB - 1.2 B - 0.3 CCC,CC,C - 0.0 D - 0.0 Not Rated - 4.1 Equities - 45.7 Short-Term Investments and Net Other Assets (Liabilities) - (1.4)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Fixed-Income Funds 45.6 U.S. Government Agency - Mortgage Securities 17.5 Corporate Bonds 13.9 U.S. Treasury Obligations 13.1 CMOs and Other Mortgage Related Securities 5.1 Asset-Backed Securities 4.8 Foreign Government and Government Agency Obligations 0.9 Preferred Securities 0.2 Municipal Securities 0.1 Bank Loan Obligations 0.1 U.S. Government Agency Obligations 0.1 Others 0.0 ASSET ALLOCATION (% of Fund's net assets) Fixed-Income Funds - 45.6 U.S. Government Agency - Mortgage Securities - 17.5 Corporate Bonds - 13.9 U.S. Treasury Obligations - 13.1 CMOs and Other Mortgage Related Securities - 5.1 Asset-Backed Securities - 4.8 Foreign Government and Government Agency Obligations - 0.9 Preferred Securities - 0.2 Municipal Securities - 0.1 Bank Loan Obligations - 0.1 U.S. Government Agency Obligations - 0.1 Others - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.4)% United States 93.2 Grand Cayman (UK Overseas Ter) 2.1 United Kingdom 0.8 Ireland 0.5 Canada 0.5 Germany 0.5 Mexico 0.4 France 0.3 Brazil 0.3 Others 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 Grand Cayman (UK Overseas Ter) - 2.1 United Kingdom - 0.8 Ireland - 0.5 Canada - 0.5 Germany - 0.5 Mexico - 0.4 France - 0.3 Brazil - 0.3 Others - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 8.5 Fidelity SAI Total Bond Fund 7.1 Uniform Mortgage Backed Securities 6.2 Fannie Mae Mortgage pass-thru certificates 4.9 PIMCO Mortgage Opportunities and Bond Fund Institutional Class 4.6 US Treasury Bonds 4.2 iShares 7-10 Year Treasury Bond ETF 3.7 American Funds The Bond Fund of America Class F-2 3.3 Voya Intermediate Bond Fund Class I 3.2 Freddie Mac Gold Pool 3.1 48.8